Accumulated Other Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Loss
As at June 30, 2020 and December 31, 2019, the Company’s accumulated other comprehensive loss consisted of the following components:

	June 30,	December 31,
	2020	2019
	$	$
Unrealized loss on qualifying cash flow hedging instruments	(49,312)	(19,408)
Pension adjustments, net of tax recoveries	(4,358)	(4,329)
	(53,670)	(23,737)